Transactions with Related Parties (Details) - ILS (₪) ₪ in Millions		Dec. 31, 2018	Dec. 31, 2017
Transactions with Related Parties [Abstract]
Receivables - associates		₪ 7	₪ 8
Liabilities to related parties, net	[1]	6	(23)
Advanced payment to Eurocom DBS (not including interest) for contingent consideration		₪ 99	₪ 99

[1]	Related-party expenses include amounts paid by DBS to Space Communications Ltd. ("Spacecom") up to May 3, 2018. It should be noted subsequent to this date, the Company believes, based on information it received, that Spacecom ceased to be a related party. For further information, see section 30.3.2 below. In 2018, DBS paid a total of NIS 74 to Spacecom.